OPERATING LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating leases

13.	OPERATING LEASES

Rental income

As of December 31, 2024, the minimum contractual future revenues received on a time charter agreement for the Fuji LNG amounted to $0.9 million. The Fuji LNG's time charter agreement concluded in January 2025 followed by her entry to the shipyard to commence FLNG conversion in February 2025.

In 2024, the Golar Arctic and Fuji LNG were leased or available for lease to third parties. As of December 31, 2024, their combined historical cost and accumulated depreciation, including impairment were $274.0 million and $173.4 million, respectively. In 2023, only the Golar Arctic was leased to third parties. As of December 31, 2023, its cost and accumulated depreciation were $195.4 million and $144.9 million, respectively.

The components of operating lease income were as follows:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Operating lease income	9,597	16,843	8,857
Variable lease income (1)	2,749	1,082	828
Total operating lease income (2)	12,346	17,925	9,685
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) Total operating lease income is presented in the consolidated statement of operations line item “Time and voyage charter revenues”.

Rental expense

We lease certain office premises under operating leases. Certain of these lease agreements include one or more options to renew. We will include these renewal options when we are reasonably certain that we will exercise the option at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These are primarily generated from service charges related to our usage of office premises.

The components of operating lease cost were as follows:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Operating lease cost	1,675	2,335	4,160
Variable lease cost (1)	463	309	1,479
Total operating lease cost (2)	2,138	2,644	5,639
(1) “Variable lease cost” is excluded from lease payments that comprise the operating lease liability.
(2) Total operating lease cost is included in the consolidated statement of operations line-items “Vessel operating expenses” and “Administrative expenses”.

As of December 31, 2024 and 2023 the right-of-use assets recognized by Golar as a lessee in various operating leases amounted to $6.8 million and $7.4 million, respectively (note 20).

The weighted average remaining lease term for our operating leases is 4.4 years (2023: 5.6 years). Our weighted-average discount rate applied for most of our operating leases is 5.5% (2023: 5.5%).
The maturity of our lease liabilities is as follows:

Year ending December 31
(in thousands of $)
2025	1,534
2026	1,620
2027	1,718
2028	797
2029 and thereafter	1,041
Total minimum lease payments	6,710